Financial Risk Management - Schedule of Foreign Currencies Denominated Balances (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
USD [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax)		RM 771,552
EUR [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax)	RM 15,998	RM 38,668